Financial income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financial income [Line items]
Interests	€ 79		€ 192	€ 1
Exchange differences	4,955	€ 15	11,045	57
Other	92	14	135	14
Total financial income	€ 5,127	€ 29	€ 11,372	€ 72